Related parties (Tables)	12 Months Ended
Jun. 30, 2025
Related parties
Schedule of related party transactions in connection with the extrajudicial reorganization plan
2025

Assets and liabilities
Other liabilities (i)	75,338

Statement of profit or loss

Financial interest for related parties transactions (ii)	(157,036)

Statement of cash flow
Proceeds from related parties (iii)	257,930

(i)       Amounts received from customers for which trade receivables were transferred to related parties as payment for the above-mentioned transactions. This balance will be subsequently transferred to related parties.

(ii)      Financial interest related to working capital transactions with related parties.

(iii)    Amount received from related parties to guarantee cash flow, this balance was repaid through the transfer of agricultural inputs.

Disclosure of transactions between related parties

Assets and liabilities

	2025	2024

Assets
Trade receivables (i)	1,656	7,713
Advances to suppliers (i)	7,185	28

Total assets	8,841	7,741

Liabilities
Trade payables (i)	2,014	2,793
Advances from customers (i)	26	1,046
Payables for the acquisition of subsidiaries (ii)	56,551	73,703
Borrowings (iii)	100,846	—

Total liabilities	159,437	77,542

(i)       Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related parties customers.

(ii)      Payments in installments to the non-controlling shareholders related to certain business combinations as described in Note 21.

(iii)    Proceeds from shareholder loans.

Statement of profit or loss

	2025	2024	2023

Revenue from sales of products (i)	23,966	23,152	33,032
Monitoring expenses (ii)	(7,494)	(17,500)	(18,681)
Interest on payables for the acquisition of subsidiaries	(929)	(4,356)	(4,841)
Cost of goods sold (iii)	(266,009)	—	—
Other expenses	(745)	(2,924)	—

(i)       Refer to commercial transactions in the ordinary course of business with non-controlling shareholders of subsidiaries. Such transactions are carried at the same commercial terms as non-related party customers.

(ii)      Expenses paid to the Parent in relation to management support services rendered by the investee Gestão e Transformação S.A. in connection with acquisition transactions.

(iii)    Transactions with companies controlled by Patria Investments for the purchase agricultural inputs.

(c)    Key management personnel compensation

	2025	2024	2023

Wages	6,650	17,497	14,268
Direct and indirect benefits	524	1,237	690
Variable compensation (bonuses)	946	16,737	25,478
Short-term benefits	8,120	35,471	40,436

Share-based payment benefits	10,626	15,647	14,533

Total	18,746	51,118	54,969

Schedule of acquisition of non-controlling interest

During the year ended June 30, 2025, the Group acquired additional interest in certain subsidiaries through an exchange for Lavoro’s shares, as described below.

Name	Acquired equity interest

Facirolli Comércio e Representação S.A. (Agrozap)	12.46%
Produtec Comércio e Representações S.A.	5.21%
Lavoro Agrocomercial S.A.	2.45%

Amounts recognized in connection with these transactions are described below:

Fair value of consideration paid to non-controlling shareholders recognized in:

Share capital	2
Additional paid-in capital	15,081

Carrying value of the additional interest in subsidiaries	(10,051)

Difference recognized as additional paid-in capital	(25,134)